UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Noah D. Greenhill, Esq.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Investment Trust

Schedule of Portfolio Investments as of September 30, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2018.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.3%
Aerospace & Defense — 1.9%
Boeing Co. (The)	490	182,045

Airlines — 0.6%
Delta Air Lines, Inc.	1,019	58,934

Automobiles — 0.3%
Tesla, Inc.*	103	27,351

Banks — 2.1%
Comerica, Inc.	728	65,674
East West Bancorp, Inc.	1,486	89,692
First Republic Bank	483	46,397

		201,763

Biotechnology — 3.7%
Biogen, Inc.*	132	46,778
Exact Sciences Corp.*	945	74,611
Exelixis, Inc.*	1,437	25,466
Intercept Pharmaceuticals, Inc.*	399	50,430
Sage Therapeutics, Inc.*	204	28,773
Spark Therapeutics, Inc.*	580	31,617
Vertex Pharmaceuticals, Inc.*	526	101,285

		358,960

Building Products — 1.8%
Fortune Brands Home & Security, Inc.	930	48,679
Lennox International, Inc.	562	122,806

		171,485

Capital Markets — 4.2%
BlackRock, Inc.	135	63,394
Charles Schwab Corp. (The)	2,618	128,660
Nasdaq, Inc.	801	68,717
S&P Global, Inc.	733	143,162

		403,933

Commercial Services & Supplies — 3.5%
Copart, Inc.*	1,826	94,114
Waste Connections, Inc.	3,058	243,973

		338,087

Communications Equipment — 2.0%
Arista Networks, Inc.*	255	67,728
Palo Alto Networks, Inc.*	557	125,425

		193,153

Construction Materials — 0.4%
Eagle Materials, Inc.	469	40,012

Distributors — 0.7%
LKQ Corp.*	2,144	67,885

Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp., Class A	817	76,767
Corning, Inc.	3,070	108,357

		185,124

Entertainment — 2.4%
Electronic Arts, Inc.*	772	92,958
Spotify Technology SA*	400	72,404
Take-Two Interactive Software, Inc.*	460	63,496

		228,858

Health Care Equipment & Supplies — 1.5%
DexCom, Inc.*	353	50,536
Intuitive Surgical, Inc.*	171	98,097

		148,633

Health Care Providers & Services — 5.1%
Acadia Healthcare Co., Inc.*	1,580	55,609
Centene Corp.*	622	90,111
UnitedHealth Group, Inc.	1,281	340,877

		486,597

Health Care Technology — 2.2%
Evolent Health, Inc., Class A*	2,226	63,204
Teladoc Health, Inc.*	823	71,023
Veeva Systems, Inc., Class A*	736	80,150

		214,377

Hotels, Restaurants & Leisure — 0.7%
Hilton Worldwide Holdings, Inc.	896	72,341

Insurance — 1.3%
Progressive Corp. (The)	1,758	124,902

Interactive Media & Services — 6.7%
Alphabet, Inc., Class C*	428	510,214
Facebook, Inc., Class A*	807	132,654

		642,868

Internet & Direct Marketing Retail — 8.9%
Amazon.com, Inc.*	313	627,340
Netflix, Inc.*	446	166,787
Wayfair, Inc., Class A*	404	59,673

		853,800

IT Services — 11.0%
Gartner, Inc.*	554	87,857
Global Payments, Inc.	1,036	131,948
GoDaddy, Inc., Class A*	1,428	119,098
Mastercard, Inc., Class A	1,036	230,513
PayPal Holdings, Inc.*	1,319	115,896
Square, Inc., Class A*	615	60,851
Visa, Inc., Class A	1,421	213,323
Worldpay, Inc.*	972	98,404

		1,057,890

Life Sciences Tools & Services — 1.2%
Illumina, Inc.*	314	115,404

Machinery — 4.3%
Deere & Co.	459	69,002
Nordson Corp.	352	48,948
Oshkosh Corp.	1,066	75,928
Parker-Hannifin Corp.	357	65,589
Stanley Black & Decker, Inc.	678	99,330
WABCO Holdings, Inc.*	428	50,526

		409,323

Oil, Gas & Consumable Fuels — 2.0%
Concho Resources, Inc.*	654	99,944
EOG Resources, Inc.	695	88,598

		188,542

Pharmaceuticals — 2.1%
Catalent, Inc.*	1,148	52,310
Jazz Pharmaceuticals plc*	504	84,670
Revance Therapeutics, Inc.*	1,172	29,129
TherapeuticsMD, Inc.*	6,047	39,670

		205,779

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — (continued)
Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A*	1,738	76,646

Road & Rail — 0.7%
Old Dominion Freight Line, Inc.	397	64,012

Semiconductors & Semiconductor Equipment — 3.3%
Applied Materials, Inc.	1,852	71,591
Marvell Technology Group Ltd.	2,665	51,441
NVIDIA Corp.	686	192,808

		315,840

Software — 9.9%
Adobe Systems, Inc.*	337	90,865
DocuSign, Inc.*	776	40,789
Microsoft Corp.	2,816	322,055
Red Hat, Inc.*	435	59,295
SailPoint Technologies Holding, Inc.*	1,439	48,965
salesforce.com, Inc.*	1,126	178,988
ServiceNow, Inc.*	672	131,542
Splunk, Inc.*	700	84,589

		957,088

Specialty Retail — 1.8%
Ross Stores, Inc.	1,157	114,698
Tractor Supply Co.	640	58,163

		172,861

Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc.	2,750	620,841

Textiles, Apparel & Luxury Goods — 0.8%
Lululemon Athletica, Inc.*	471	76,484

TOTAL COMMON STOCKS (Cost $5,137,328)		9,261,818

SHORT-TERM INVESTMENTS — 4.1%
INVESTMENT COMPANIES — 4.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97%(a)(b) (Cost $390,542)	390,542	390,542

Total Investments — 100.4% (Cost $5,527,870)		9,652,360
Liabilities in Excess of Other Assets — (0.4%)		(37,428)

Net Assets — 100.0%		9,614,932

Percentages indicated are based on net assets.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(a)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	—	The rate shown is the current yield as of September 30, 2018.
*	—	Non-income producing security.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,652,360	$—	$—	$9,652,360

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 28, 2018